Note 3 - Loans Held for Investment (Details Textual) $ in Millions	Sep. 30, 2020 USD ($)
Financing Receivable, Unamortized Purchase Premium (Discount)	$ (66.5)
Loans and Leases Receivable, Number of Loans	32
Risk Rating 3 [Member]
Loans and Leases Receivable, Number of Loans	32